Sep. 29, 2021
MainStay MacKay Intermediate Tax Free Bond Fund
MainStay MacKay Intermediate Tax Free Bond Fund

MAINSTAY FUNDS TRUST

MainStay MacKay Intermediate Tax Free Bond Fund

(the “Fund”)

Supplement dated September 30, 2021 (“Supplement”)

to the Summary Prospectus and Prospectus, each dated August 28, 2021, and Statement of Additional Information, dated February 28, 2021, as supplemented and amended (“SAI”)

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At meetings held on September 28-29, 2021, the Board of Trustees (“Board”) of MainStay Funds Trust considered and approved the following changes, which will take effect on or about November 30, 2021:

1.	Name Change. The name of the Fund is changed to MainStay MacKay Strategic Municipal Allocation Fund.

2.	Principal Investment Strategies.

a.	The second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund will invest, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. The Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by the Subadvisor. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.